------------------------------------
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                                            hours per response. . . . . . . 19.3
                                            ------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-09064
                                  ----------------------------------------------

                       CADRE INSTITUTIONAL INVESTORS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 905 MARCONI AVENUE, RONKONKOMA, NEW YORK 11779
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 905 MARCONI AVENUE, RONKONKOMA, NEW YORK 11779
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:      (631) 467-0200
                                                    --------------------------

Date of fiscal year end:        9/30/04
                         ----------------------------

Date of reporting period:     10/1/03 TO 9/30/04
                          ---------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

REGISTRANT'S ANNUAL REPORTS TO SHAREHOLDERS FOR THE YEAR ENDED SEPTEMBER 30, 2004 ARE ATTACHED BELOW.

--------------------------------------------------------------------------------

                                     [LOGO]
                                      CADRE
                                 INSTITUTIONAL
                                   INVESTORS
                                     TRUST

                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                  CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

The last twelve months have been a challenging time in which to manage short-term funds. After a period of historically low interest rates that challenged investors to maximize investment income, interest rates have surged upward in what may be the first steps toward significantly higher rates ahead.

     [The following table was depicted as a chart in the printed material.]

                       FEDERAL FUNDS vs TWO-YEAR TREASURY

                        Two Year        Fed
                        Treasury       Funds
                        --------       -----
     10/31/2003          1.82%         1.00%
     11/30/2003          2.05%         1.00%
     12/31/2003          1.84%         1.00%
      1/31/2004          1.82%         1.00%
      2/29/2004          1.65%         1.00%
      3/31/2004          1.58%         1.00%
      4/30/2004          2.31%         1.00%
      5/31/2004          2.54%         1.00%
      6/30/2004          2.69%         1.25%
      7/31/2004          2.68%         1.25%
      8/31/2004          2.40%         1.50%
      9/30/2004          2.61%         1.75%

A three year period of declining rates is behind us. Several years of sub-par economic expansion, mild inflation and political uncertainty provided the basis for the Federal Reserve to lower the Federal Funds rate to 1.00%, and maintain it at that level; to boost growth as the economy struggled to regain its footing after the terrorist attack and the mild recession that retarded economic output during the fall of 2001. While the economy grew at 3.9% in the past year, not far below the post World War II average, an extraordinarily low inflation rate gave the Fed the latitude to keep inter-bank interest rates to near zero. In fact for much of the year the "real" interest rate (the difference between the federal funds rate and the rate of inflation) was actually negative.

Easy money was accompanied by a highly stimulative fiscal policy. Spending by the Federal government has grown substantially in recent years as both defense and domestic outlays increased, and significant Federal tax cuts boosted consumer spending power The tax cuts helped to push up corporate profits and supported growth in retail sales, which accounts for roughly 2/3 of final demand for goods and services. Growth in gross domestic product--the broadest measure of economic performance--was about 3.9% in the past four calendar quarters. This represented solid performance, although the result was somewhat disappointing when compared with growth rates at this point in other recent business cycles.

Although employment growth disappointed as the country emerged from the shocks of September 11, 2001 and the mild recession that coincided, since the beginning of 2004 job creation has picked up steam. In the first nine months of the year the economy added nearly 2 million new jobs. Manufacturing employment remained weak, but government and service sector employment more than made up the difference.

A rapid rise in oil prices, from $35 a barrel in June 2004 to recent record highs above $50, has brought inflation back into focus for the first time in a number of years. Price measures have trended upward--the year over year rise in consumer prices was running around 1.5% at the turn of the year, and by the third quarter was closer to 2.5%, and other inflation measures have followed suit. By recent historical standards inflation remains mild; kept in check by large productivity gains in the United States and the free flow of jobs and products across national borders. As long as this remains true, interest rates are unlikely to rise to the levels associated with surging oil prices in the 1970s and 1980s.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
MESSAGE TO OUR SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

The combination of solid economic growth and mild inflation provided the basis for the Federal Reserve to step gently on the economic brake in an effort to return short-term rates to more normal levels. In five months' time the Fed has raised the overnight rate from 1.0% to 2.0%. So far, the tightening phase of the current business cycle has been mild by historic standards, with the Fed pursuing its announced "measured" pace of raising short-term rates toward more usual levels. This has allowed investors to accommodate the change in Fed stance and thus far avoided the shock effect of higher rates that was evident the last time the Fed tightened at the end of a business downturn a decade ago.

Political uncertainty has been a major factor in the fixed income markets in recent years. With the re-election of President Bush, one element of uncertainty has been relieved, but the threat of global terrorism continues to impact the markets, both directly as its weight is felt on Federal budget policy and indirectly as the specter of terrorism seems still to make investors tentative in their actions.

In coming months, the blooming Federal deficit and outsized trade imbalance are likely to move to center stage. In recent years accommodative fiscal and monetary policies have given the economy a strong push forward. Yet by historic standards growth has been solid, but not spectacular; job creation and income growth have lagged the pattern of other recent business cycles. Unless the U.S. economy can grow out of the deficit, tax increases or spending cuts will be required to bring it under control, and either of these will have a negative effect on growth. The prospect of slowing growth could well dampen the pace at which interest rates rise.

Righting the trade imbalance could also have an important effect on the markets. This is likely to require both a weaker dollar--which will help exports, but raise the cost if imported goods and thus tend to push up inflation--and higher interest rates to compensate foreign investors that lend money to U.S. borrowers, that include the Federal government.

In this environment it is likely that the Fed will continue to nudge short-term rates higher. Investors in the Fund should benefit from this since the relatively short weighted average maturity of the portfolio permits relatively rapid response to changes in short-term rates.

We recognize that rising interest rates present both opportunities and risks. We will work hard to protect principal by making sound investments and provide a competitive yield for investors in the Fund by responding quickly to changes in interest rates.


Respectfully,
PFM Asset Management LLC

November 10, 2004

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
INFORMATION ABOUT THE FUNDS' EXPENSES
(Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. With the exception of certain overdraft fees, the Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees, distribution (12b-1) fees (Affinity Series only), and other operating expenses of the Funds.

The example in the table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended September 30, 2004. This example illustrates your Fund's expenses in two ways:

ACTUAL RETURNS AND EXPENSES This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

HYPOTHETICAL 5% RETURNS AND ACTUAL EXPENSES This section is intended to help you compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

--------------------------------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                                                                                            ENDING ACCOUNT
                                                                            BEGINNING            VALUE
                                                                          ACCOUNT VALUE       SEPTEMBER 30,     EXPENSES PAID
BASED ON ACTUAL FUND EXPENSES AND RETURNS                                 APRIL 1, 2004           2004          DURING PERIOD*
--------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio (Master)                                             $ 1,000.00         $ 1,006.10            $ 0.50
Cadre Liquid Asset Fund - U.S. Government Series (Feeder)                   $ 1,000.00         $ 1,003.20            $ 3.19
Cadre Affinity Fund - U.S. Government Series (Feeder)                       $ 1,000.00         $ 1,002.70            $ 1.44
Cadre Reserve Fund - U.S. Government Series (Feeder)                        $ 1,000.00         $ 1,005.00            $ 3.69

BASED ON ACTUAL FUND EXPENSES AND A
HYPOTHETICAL 5% RETURN
Money Market Portfolio (Master)                                             $ 1,000.00         $ 1,024.50            $ 0.50
Cadre Liquid Asset Fund - U.S. Government Series (Feeder)                   $ 1,000.00         $ 1,021.80            $ 3.22
Cadre Affinity Fund - U.S. Government Series (Feeder)                       $ 1,000.00         $ 1,023.55            $ 1.46
Cadre Reserve Fund - U.S. Government Series (Feeder)                        $ 1,000.00         $ 1,021.30            $ 3.72
--------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios of 0.10%, 0.64%, 0.29% and 0.74% for the U.S. Government Money Market Portfolio, Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S. Government Series, and Cadre Reserve Fund - U.S. Government Series, respectively, multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 366.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
INFORMATION ABOUT THE FUNDS' EXPENSES (CONTINUED)
(Unaudited)
--------------------------------------------------------------------------------

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The expenses of the Feeder funds listed above reflect both the expense allocated to such Feeders from the Master Portfolio, as well as the individual expenses of the Feeder fund itself. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees except in overdraft situations, however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S.
Government  Series,  and  Cadre  Reserve  Fund - U.S.  Government  Series,  (the
"Funds") each a series of the Cadre Institutional Investors Trust, as of September 30, 2004, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two-years in the period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S.
Government Series, and Cadre Reserve Fund - U.S. Government Series as of September 30, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two-years in the period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
November 15, 2004

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                          CADRE          CADRE         CADRE
                                                      LIQUID ASSET     AFFINITY       RESERVE
                                                          FUND           FUND           FUND
                                                      ------------   ------------   ------------
ASSETS:
Investment in Cadre Institutional Investors Trust -
   U.S. Government Money Market Portfolio, at value   $  9,023,614   $  6,142,915   $133,725,650
Cash                                                        99,950        109,513      2,505,687
Other assets                                                40,610          1,328          1,107
                                                      ------------   ------------   ------------
          Total Assets                                   9,164,174      6,253,756    136,232,444
                                                      ------------   ------------   ------------

LIABILITIES:

Cash received pending investment in fund shares                 --             --          4,950
Administration fees payable                                  1,245          1,005         12,049
Transfer agent fees payable                                    328            264          6,025
12b-1 fees payable                                              --            529             --
Subscriptions received in advance                               --          9,513      2,505,687
Accrued trustees' fees and expenses                             81            120            253
Other accrued expenses                                      32,739         16,833         15,814
                                                      ------------   ------------   ------------
          Total Liabilities                                 34,393         28,264      2,544,778
                                                      ------------   ------------   ------------

NET ASSETS                                            $  9,129,781   $  6,225,492   $133,687,666
                                                      ============   ============   ============

Shares of beneficial interest outstanding
(unlimited shares authorized)                            9,129,781      6,225,492    133,687,666
                                                      ============   ============   ============

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                         $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============

NET ASSETS CONSIST OF:
Common Stock, at par value                                   9,130          6,225        133,688
Paid-in capital in excess of par value                   9,120,651      6,219,267    133,553,978
                                                      ------------   ------------   ------------
   NET ASSETS                                            9,129,781      6,225,492    133,687,666
                                                      ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                      CADRE         CADRE         CADRE
                                                                  LIQUID ASSET    AFFINITY       RESERVE
                                                                      FUND          FUND          FUND
                                                                  ------------   ----------    ----------
INVESTMENT INCOME:

Investment income and expenses allocated from Cadre Institutional Investors Trust - U.S.
     Government Money Market Portfolio

     Interest                                                      $   88,654    $  137,322    $1,779,927

     Expenses                                                           7,433        11,855       150,791
                                                                   ----------    ----------    ----------
Net investment income from Cadre Institutional
     Investors Trust - U.S Government Money
     Money Market Portfolio                                            81,221       125,467     1,629,136


EXPENSES:
    Administration fees                                                14,380        22,744       151,445
    Transfer agent fees                                                 3,784         5,985        75,722
    12b-1 fees                                                             --        11,971            --
    Custodian fees                                                     57,247        33,564        11,376
    Audit and tax fees                                                 12,101        12,101        12,101
    Legal fees                                                            453           732         8,561
    Trustee fees                                                          432           604         5,315
    Registration and filing fees                                        4,844         1,590         9,507
    Rating expense                                                      3,609         2,105         3,609
    Other expenses                                                      1,821         1,974         7,954
                                                                   ----------    ----------    ----------
              Total expenses                                           98,671        93,370       285,590
              Less/Plus: Fee waivers and
                     expense recoupments                              (57,667)      (15,844)       23,256
                                                                   ----------    ----------    ----------
              Net expenses                                             41,004        77,526       308,846
                                                                   ----------    ----------    ----------
Net investment income                                              $   40,217    $   47,941    $1,320,290
                                                                   ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                CADRE LIQUID ASSET FUND                 CADRE AFFINITY FUND
                                                           ----------------------------------    ----------------------------------

                                                            FOR THE YEAR ENDED SEPTEMBER 30,      FOR THE YEAR ENDED SEPTEMBER 30,
                                                           ----------------------------------    ----------------------------------

                                                                2004               2003               2004                2003
                                                           ---------------    ---------------    ---------------    ---------------
OPERATIONS:

   Net investment income                                   $        40,217    $        90,567    $        47,941    $        91,143
                                                           ---------------    ---------------    ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                           (40,217)           (90,567)           (47,941)           (91,143)
                                                           ---------------    ---------------    ---------------    ---------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                          1,018,580,233      1,178,594,431        152,413,199        162,214,645
   Net asset value of shares issued to shareholders from
       reinvestment of dividends                                    40,217             90,567             47,941             91,143
   Cost of shares redeemed                                  (1,018,084,524)    (1,192,475,074)      (161,101,432)      (165,075,462)
       Net increase (decrease) in net assets resulting
         from share transactions                                   535,926        (13,790,076)        (8,640,292)        (2,769,674)

Total increase (decrease) in net assets                            535,926        (13,790,076)        (8,640,292)        (2,769,674)
                                                           ---------------    ---------------    ---------------    ---------------

NET ASSETS:
   Beginning of period                                           8,593,855         22,383,931         14,865,784         17,635,458
                                                           ---------------    ---------------    ---------------    ---------------
   End of period                                           $     9,129,781    $     8,593,855    $     6,225,492    $    14,865,784
                                                           ===============    ===============    ===============    ===============

OTHER INFORMATION

Share Transactions:
   Shares sold                                               1,018,580,233      1,178,594,431        152,413,199        162,214,645
   Shares issued to shareholders from
          reinvestment of dividends                                 40,217             90,567             47,941             91,143
   Shares repurchased                                       (1,018,084,524)    (1,192,475,074)      (161,101,432)      (165,075,462)
                                                           ---------------    ---------------    ---------------    ---------------
        Net increase (decrease) in shares outstanding              535,926        (13,790,076)        (8,640,292)        (2,769,674)
                                                           ===============    ===============    ===============    ===============

                                                                    CADRE RESERVE FUND
                                                            ----------------------------------

                                                             FOR THE YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------

                                                                  2004               2003
                                                            ---------------    ---------------
OPERATIONS:

   Net investment income                                    $     1,320,290    $     1,596,080
                                                            ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                         (1,320,290)        (1,596,080)
                                                            ---------------    ---------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                             642,214,505        647,647,193
   Net asset value of shares issued to shareholders from
       reinvestment of dividends                                  1,320,290          1,596,080
   Cost of shares redeemed                                     (689,194,661)      (592,990,017)
       Net increase (decrease) in net assets resulting
         from share transactions                                (45,659,866)        56,253,256
                                                            ---------------    ---------------

Total increase (decrease) in net assets                         (45,659,866)        56,253,256

NET ASSETS:
   Beginning of period                                          179,347,532        123,094,276
                                                            ---------------    ---------------
   End of period                                            $   133,687,666    $   179,347,532
                                                            ===============    ===============

OTHER INFORMATION

Share Transactions:
   Shares sold                                                  642,214,505        647,647,193
   Shares issued to shareholders from
          reinvestment of dividends                               1,320,290          1,596,080
   Shares repurchased                                          (689,194,661)      (592,990,017)
                                                            ---------------    ---------------
        Net increase (decrease) in shares outstanding           (45,659,866)        56,253,256
                                                            ===============    ===============

   The accompanying notes are an integral part of these financial statements.


                                      7 & 8

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding is as follows:

                                                                                                        FOR THE
                                                                                                         ELEVEN           FOR THE
                                                                                                         MONTHS            YEAR
                                                    FOR THE YEAR ENDED SEPTEMBER 30,                     ENDED             ENDED
                                      -----------------------------------------------------------    SEPTEMBER 30,      OCTOBER 31,
                                          2004            2003            2002            2001            2000             1999
                                      -----------     -----------     -----------     -----------     -----------       -----------
For a share outstanding throughout
the period:

Net asset value, beginning of
  period                              $      1.00     $      1.00     $      1.00     $      1.00     $      1.00       $      1.00
                                      -----------     -----------     -----------     -----------     -----------       -----------

Income from investment operations:

    Net investment income                   0.005           0.007           0.015           0.046           0.051             0.046

Less dividends:
    Dividends from net investment
       income                              (0.005)         (0.007)         (0.015)         (0.046)         (0.051)           (0.046)
                                      -----------     -----------     -----------     -----------     -----------       -----------

Net asset value, end of period        $      1.00     $      1.00     $      1.00     $      1.00     $      1.00       $      1.00
                                      ===========     ===========     ===========     ===========     ===========       ===========

RATIO/SUPPLEMENTAL DATA:
Total Return                                 0.53%           0.66%           1.47%           4.55%           5.25%**           4.70%

Net assets, end of period (000's)     $     9,130     $     8,594     $    22,384     $    24,499     $    36,136       $    45,148

Ratio to average net assets:

    Net investment income                    0.53%           0.69%           1.53%           4.61%           5.57%*            4.61%

    Operating expenses, including
    reimbursement/waiver/recoupment          0.64%           0.65%           0.65%           0.64%           0.45%*            0.45%

    Operating expenses, excluding
    reimbursement/waiver/recoupment          1.40%           0.75%           0.76%           0.54%           0.63%*            0.55%

--------------------------------------------------------------------------------
*  - Annualized
** - Unannualized

    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding is as follows:

                                                                                                                         FOR THE
                                                                                                       FOR THE           PERIOD
                                                                                                       ELEVEN            MAY 3,
                                                                                                       MONTHS           1999***
                                                  FOR THE YEAR ENDED SEPTEMBER 30,                      ENDED           THROUGH
                                    -----------------------------------------------------------     SEPTEMBER 30,     OCTOBER 31,
                                       2004            2003            2002            2001             2000              1999
                                    -----------     -----------     -----------     -----------     -----------       -----------
For a share outstanding throughout
  the period:

Net asset value, beginning of
  period                            $      1.00     $      1.00     $      1.00     $      1.00     $      1.00       $      1.00
                                    -----------     -----------     -----------     -----------     -----------       -----------

Income from investment operations:

   Net investment income                  0.004           0.006           0.014           0.043           0.050             0.023

Less dividends:
   Dividends from net investment
     income                              (0.004)         (0.006)         (0.014)         (0.043)         (0.050)           (0.023)
                                    -----------     -----------     -----------     -----------     -----------       -----------

Net asset value, end of period      $      1.00     $      1.00     $      1.00     $      1.00     $      1.00       $      1.00
                                    ===========     ===========     ===========     ===========     ===========       ===========

RATIO/SUPPLEMENTAL DATA:
Total return                               0.43%           0.58%           1.39%           4.72%           5.16%**           2.29%**

Net assets, end of period (000's)   $     6,225     $    14,866     $    17,635     $    18,233     $    24,956       $    24,956

Ratio to average net assets:

    Net investment income                  0.40%           0.58%           1.37%           4.31%           5.50%*            4.58%*

    Operating expenses, including
    reimbursement/waiver/recoupment        0.75%           0.75%           0.75%           0.75%           0.55%*            0.55%*

    Operating expenses, excluding
    reimbursement/waiver/recoupment        0.88%           0.87%           0.81%           0.71%           0.60%*            1.07%*

--------------------------------------------------------------------------------
*   - Annualized
**  - Unannualized
*** - Commencement of operations

    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding is as follows:

                                                                                                                        FOR THE
                                                                                                        FOR THE         PERIOD
                                                                                                        ELEVEN          JAN 5,
                                                                                                        MONTHS          1999***
                                                   FOR THE YEAR ENDED SEPTEMBER 30,                     ENDED          THROUGH
                                          -------------------------------------------------------    SEPTEMBER 30,     OCTOBER 31,
                                             2004           2003           2002           2001           2000             1999
                                          ----------     ----------     ----------     ----------     ----------       ----------
For a share outstanding throughout
  the period:

Net asset value, beginning of
  period                                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00       $     1.00
                                          ----------     ----------     ----------     ----------     ----------       ----------

Income from investment operations:

  Net investment income                        0.009          0.010          0.018          0.047          0.053            0.040

Less dividends:
   Dividends from net investment
     income                                   (0.009)        (0.010)        (0.018)        (0.047)        (0.053)          (0.040)
                                          ----------     ----------     ----------     ----------     ----------       ----------

Net asset value, end of period            $     1.00     $     1.00     $     1.00     $     1.00     $     1.00       $     1.00
                                          ==========     ==========     ==========     ==========     ==========       ==========

RATIO/SUPPLEMENTAL DATA:
Total return                                    0.89%          1.01%          1.83%          5.04%          5.52%**          4.04%**

Net assets, end of period (000's)         $  133,688     $  179,348     $  123,094     $   96,224     $   50,378       $  114,563

Ratio to average net assets:

  Net investment income                         0.87%          0.97%          1.80%          4.71%          5.82%*           4.86%*

  Operating expenses, including
  reimbursement/waiver/recoupment               0.30%          0.33%          0.33%          0.22%          0.20%*           0.20%*

  Operating expenses excluding
  reimbursement/waiver/recoupment               0.29%          0.27%          0.29%          0.31%          0.28%*           0.49%*

--------------------------------------------------------------------------------
*   - Annualized
**  - Unannualized
*** - Commencement of operations

    The accompanying notes are an integral part of these financial statements

U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre  Institutional  Investors  Trust (the  "Trust")  (formerly  known as Ambac
Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - U.S. Government Series (formerly known as Cadre Institutional Investors Trust Liquid Asset Fund and U.S. Government Money Market Fund, the "Cadre Liquid Asset Fund"), the Cadre Affinity Fund - U.S. Government Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - U.S. Government Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on April 24, 1996, May 3, 1999 and January 5, 1999, respectively.

The Funds invest all of their investable assets in the U.S. Government Money Market Portfolio ("the Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investment in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (3.9% for Cadre Liquid Asset Fund, 2.7% for Cadre Affinity Fund and 58.3% for Cadre Reserve Fund at September 30,
2004). The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included later on in this report and should be read in conjunction with the Funds' financial statements.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

VALUATION OF SECURITIES

Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included later on in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME

The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS

Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES

The Funds are treated as separate entities for federal income tax purposes and intend to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve themselves from substantially all Federal and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES

Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust's former administrator and transfer agent, Cadre Financial Services, Inc. ("Cadre"), and the Trust's former distributor, Ambac Securities, Inc. ("Ambac Securities"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors" or the "Distributor", formerly known as PFMAM, Inc.), pursuant to which PFM and PFM Fund Distributors agreed to purchase the administration and transfer agency business of Cadre and the distribution and fixed income investment business of Ambac Securities, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's administration, transfer agency and distribution agreements (the "Agreements") with Cadre and Ambac Securities, the Trust's consent was required in order for the administration and transfer agency agreements to be assigned to PFM and the distribution agreement to be assigned to PFM Fund Distributors in connection with the Transaction. On February 5, 2004, the Trust's Board of Trustees considered, and consented to, the assignment of the Agreements to PFM and PFM Fund Distributors effective upon consummation of the Transaction. The Transaction was consummated on February 13, 2004, after which PFM began providing administration and transfer agency services to the Trust and PFM Fund Distributors began providing distribution services to the Trust.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into an Administration Agreement with PFM under which PFM is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

-----------------------------------------------------------------------------------------
                                   Cadre Liquid Asset    Cadre Affinity    Cadre Reserve
                                           Fund              Fund              Fund
-----------------------------------------------------------------------------------------
0 - $250,000,000                           0.19%             0.19%            0.10%
-----------------------------------------------------------------------------------------
$250,000,001 - $1,000,000,000              0.165%            0.165%           0.075%
-----------------------------------------------------------------------------------------
Over $1,000,000,000                        0.14%             0.14%            0.05%
-----------------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with PFM, under which PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid by each fund an annual fee of 0.05% of each Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds' average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Plan with PFM Fund Distributors, under which PFM Fund Distributors acts as exclusive distributor of the Trust's shares. Under the Distribution Plan, the Distributor receives payment of 0.10% of the average net assets of the Affinity Series. This payment is disbursed fully on a pro-rated basis to the various organizations, which the Distributor has entered into separate Distribution Agreements with, that provide assistance to the Affinity Series.

Certain officers of the Trust may be officers or employees of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee and Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

PFM has voluntarily agreed to waive a portion of its administrative and transfer agency fees and to reimburse the Funds for certain expenses to the extent the total operating expenses of the Funds exceed 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively. During the year ended September 30, 2004, PFM waived and reimbursed the following fees so that the Funds could meet this expense limitation.

                                    ------------------------------------------------------------------------------------------------
                                                          Waived Fees              Reimbursed Expense                Total
-----------------------------------              -----------------------------------------------------------------------------------
               Fund                   Expense                     Life to                    Life to                      Life to
                                       Limit        Current        Date         Current        Date         Current         Date
------------------------------------------------------------------------------------------------------------------------------------
Cadre Liquid Asset Fund                 0.65%       $18,164       $126,003      $39,503       $79,407       $57,667       $205,410
------------------------------------------------------------------------------------------------------------------------------------
Cadre Affinity Fund                     0.75%       $14,756        $95,991      $1,088        $40,626       $15,844       $136,617
------------------------------------------------------------------------------------------------------------------------------------
Cadre Reserve Fund                      0.33%          $0         $225,809        $0         $114,088          $0         $339,897
------------------------------------------------------------------------------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse PFM for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses are less than the expense limitation of 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively.

During the year ended September 30, 2004, the following was reimbursed to PFM pursuant to the terms of the Plan:

                                              -------------------------------------------------------------------
                                                                            Amounts Reimbursed to PFM
---------------------------------------------        Expense       ----------------------------------------------
                    Fund                              Limit                 Current              Life to date
-----------------------------------------------------------------------------------------------------------------
Cadre Liquid Asset Fund                               0.65%                     $0                   $43,840
-----------------------------------------------------------------------------------------------------------------
Cadre Affinity Fund                                   0.75%                     $0                   $14,973
-----------------------------------------------------------------------------------------------------------------
Cadre Reserve Fund                                    0.33%                  $23,256                $173,547
-----------------------------------------------------------------------------------------------------------------

Pursuant to the Plan, PFM has determined that some reimbursable costs were unrecoverable. Therefore the balances due to PFM have been reduced by these amounts. During the year ended September 30, 2004, PFM deemed the following as unrecoverable:

                                        ----------------------------------------
                                                    Amount Unrecoverable
--------------------------------------------------------------------------------
            Fund                               Current            Life to date
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund                          $0                 $74,458
--------------------------------------------------------------------------------
Cadre Affinity Fund                              $0                 $73,550
--------------------------------------------------------------------------------
Cadre Reserve Fund                               $0                $166,350
--------------------------------------------------------------------------------

As of September 30, 2004, the balances which remain recoverable for each fund are as follows:

--------------------------------------------------------------------------------
          Fund                                           Remaining Recoverable
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund                                      $   87,112
--------------------------------------------------------------------------------
Cadre Affinity Fund                                          $   48,094
--------------------------------------------------------------------------------
Cadre Reserve Fund                                           $       0
--------------------------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of U.S. Government Money Market Portfolio (the "Portfolio"), a series of Cadre Institutional Investors Trust, including the schedule of investments as of September 30, 2004, and the related statement of operations for the year then ended, and statements of changes in net assets including the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust U.S. Government Money Market Portfolio as of September 30, 2004, and the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
November 15, 2004

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                              Yield to
                                                                            Maturity on
   Principal                                                                  Date of             Maturity            Value
 (in thousands)     Description                                               Purchase              Date             (Note 2)
 --------------     -----------                                               --------              ----             --------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 88.9%
   $     10,000     Federal Home Loan Bank                                       1.76 %            10/22/04       $  9,989,879
          3,220     Federal Home Loan Bank                                       1.39               3/30/05          3,220,496
          2,500     Federal Home Loan Bank                                       1.45                4/1/05          2,499,357
          4,575     Federal Home Loan Bank                                       1.30               4/11/05          4,575,000
          5,000     Federal Home Loan Bank                                       2.38               8/17/05          5,000,000
         24,855     Federal Home Loan Mortgage Corporation                       1.66              10/26/04         24,826,881
         33,099     Federal Home Loan Mortgage Corporation                       1.75               11/2/04         33,048,395
          7,000     Federal Home Loan Mortgage Corporation                       1.47               11/4/04          6,990,546
          4,750     Federal Home Loan Mortgage Corporation                       1.25               2/23/05          4,726,659
          2,485     Federal Home Loan Mortgage Corporation                       1.40                4/5/05          2,467,475
          3,000     Federal Home Loan Mortgage Corporation                       2.36               7/26/05          2,943,132
          2,500     Federal Home Loan Mortgage Corporation                       2.17               8/23/05          2,452,345
         12,930     Federal National Mortgage Association                        1.60               10/1/04         12,930,000
          8,279     Federal National Mortgage Association                        1.79              10/13/04          8,274,143
         18,483     Federal National Mortgage Association                        1.98                1/3/05         18,388,876
          5,000     Federal National Mortgage Association                        1.25                2/4/05          4,978,650
          3,500     Federal National Mortgage Association                        1.40               3/29/05          3,500,000
         20,000     Federal National Mortgage Association                        1.85                5/3/05         19,996,126
          2,500     Federal National Mortgage Association                        1.65               5/16/05          2,500,000
          5,790     Federal National Mortgage Association                        1.97               5/18/05          5,719,285
          5,000     Federal National Mortgage Association                        2.10               5/27/05          4,990,221
         20,000     Federal National Mortgage Association                        1.80               7/14/05         19,996,442

   ------------                                                                                                   ------------
                    Total U.S. Government Agency Obligations
        204,466     (amortized cost $204,013,908)                                                                  204,013,908
   ------------                                                                                                   ------------

    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                              Yield to
                                                                            Maturity on
   Principal                                                                  Date of             Maturity            Value
 (in thousands)     Description                                               Purchase              Date             (Note 2)
 --------------     -----------                                               --------              ----             --------
   REPURCHASE  AGREEMENTS - 22.7%

   $     15,000     Repurchase Agreement with Goldman Sachs, 1.78%,              1.78 %             10/1/04       $ 15,000,000
                    dated September 30, 2004 with proceeds at maturity
                    of $15,000,742 (collateral by various U.S.
                    Government Agency Obligations with a market value of
                    $15,301,579

         16,975     Repurchase Agreement with Goldman Sachs, 1.85%,              1.85               10/1/04         16,975,000
                    dated September 30, 2004 with proceeds at maturity
                    of $16,975,872 (collateral by various U.S.
                    Government  Agency  Obligations  with a  market  value  of
                    $17,316,287.

         20,000     Repurchase Agreement with Goldman Sachs, 1.79%,              1.79               10/6/04         20,000,000
                    dated September 29, 2004 with proceeds at maturity
                    of $20,006,961 (collateral by various U.S.
                    Government  Agency  Obligations  with a  market  value  of
                    $20,400,001.

   ------------                                                                                                   ------------
                    Total Repurchase Agreements
         51,975     (amortized cost $51,975,000)                                                                    51,975,000
   ------------                                                                                                   ------------

        256,411     Total Investments -111.6%                                                                      255,988,908
   ------------     (amortized cost $255,988,908)

                    Liabilities in excess of other assets-(11.6)%                                                  (26,561,433)
                                                                                                                  ------------

                    Net Assets - 100.0%                                                                           $229,427,475
                                                                                                                  ============

    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS:

Investments, at value
    U.S. Government Agency Obligations                              $204,013,908
    Repurchase Agreements                                             51,975,000
                                                                    ------------
         Total investments, at value                                 255,988,908
Cash                                                                       4,334
Interest receivable                                                      122,622
Prepaid expenses                                                          19,219
                                                                    ------------
          Total Assets                                               256,135,083
                                                                    ------------

LIABILITIES:

Amount payable for securities purchased not yet received              26,663,019
Investment advisory fees payable                                          11,823
Accrued trustees' fees and expenses                                           20
Other accrued expenses                                                    32,746
                                                                    ------------
          Total Liabilities                                           26,707,608
                                                                    ------------

          NET ASSETS                                                $229,427,475
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                                  YEAR ENDED
                                                              SEPTEMBER 30, 2004
                                                              ------------------

INVESTMENT INCOME:

      Interest                                                        $3,072,623

EXPENSES:

    Investment advisory fees                                             157,065
    Audit and tax fees                                                    31,522
    Rating fees                                                           29,646
    Custodian fees and expenses                                           16,984
    Legal fees                                                             9,216
    Trustees' fees and expenses                                            8,692
    Other expenses                                                         7,740
                                                                      ----------
             Total expenses                                              260,865
                                                                      ----------
Net investment income                                                 $2,811,758
                                                                      ==========

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------




                                                             FOR THE YEAR ENDED SEPTEMBER 30,
                                       ---------------------------------------------------------------------------
                                            2004                2003                2002                2001
                                       ---------------     ---------------     ---------------     ---------------
OPERATIONS:

  Net investment income                $     2,811,758     $     3,006,539     $     2,869,908     $     9,257,552
                                       ---------------     ---------------     ---------------     ---------------

SHARE TRANSACTIONS:

   Contributions                         3,107,576,216       2,946,177,224       1,531,488,873       1,548,998,934
   Withdrawals
                                        (3,179,507,891)     (2,813,520,478)     (1,509,692,237)     (1,599,067,575)
                                       ---------------     ---------------     ---------------     ---------------
  Net (decrease) increase in net
    assets resulting from beneficial
    interest transactions                  (71,931,675)        132,656,746          21,796,636         (50,068,641)
                                       ---------------     ---------------     ---------------     ---------------

  Total (decrease) increase
     in net assets                         (69,119,917)        135,663,285          24,666,544         (40,811,089)

NET ASSETS:

  Beginning of period                      298,547,392         162,884,107         138,217,563         179,028,652
                                       ---------------     ---------------     ---------------     ---------------

  End of period                        $   229,427,475     $   298,547,392     $   162,884,107     $   138,217,563
                                       ===============     ===============     ===============     ===============

--------------------------------------------------------------------------------------------------------------------

Financial Highlights:

Ratio to Average Net Assets
    Net expenses                                  0.10%               0.09%               0.11%               0.12%

    Net investment income                         1.17%               1.19%               2.03%               5.13%

Total return                                      1.09%               1.24%               2.05%               5.13%

--------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                            FOR THE               PERIOD
                                            ELEVEN             DECEMBER 21,
                                          MONTHS ENDED         1998 THROUGH
                                         SEPTEMBER 30,          OCTOBER 31,
                                             2000                 1999***
                                        ---------------       ---------------
OPERATIONS:

  Net investment income                 $     8,593,529       $     6,610,873
                                        ---------------       ---------------

SHARE TRANSACTIONS:

   Contributions                          1,463,961,030         1,431,230,426
   Withdrawals
                                         (1,477,999,303)       (1,253,367,903)
                                        ---------------       ---------------
  Net (decrease) increase in net
    assets resulting from beneficial
    interest transactions                   (14,038,273)          177,862,523
                                        ---------------       ---------------

  Total (decrease) increase
     in net assets                           (5,444,744)          184,473,396

NET ASSETS:

  Beginning of period                       184,473,396                     0
                                        ---------------       ---------------

  End of period                         $   179,028,652       $   184,473,396
                                        ===============       ===============

--------------------------------------------------------------------------------

Financial Highlights:

Ratio to Average Net Assets
    Net expenses                                   0.10%*                0.15%*

    Net investment income                          6.00%*                4.92%*

Total return                                       5.61%**               4.30%**

--------------------------------------------------------------------------------

*   - Annualized
**  - Unannualized
*** - Commencement of operations

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre  Institutional  Investors  Trust (the  "Trust")  (formerly  known as Ambac
Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES

Investments are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES

The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES

Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust's former investment adviser, Cadre Financial Services, Inc. ("Cadre"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors", formerly known as PFMAM, Inc.), pursuant to which PFM agreed to purchase the investment advisory business of Cadre, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's investment advisory agreement (the "Agreement") with Cadre, the Trust's consent was required in order for the Agreement to be assigned to PFM in connection with the Transaction. On February 5, 2004, the Trust's Board of Trustees considered, and consented to, the assignment of the Agreement to PFM effective upon consummation of the Transaction. The Transaction was consummated on February 13, 2004, after which PFM began providing investment advisory services to the Trust.

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with PFM, whereby PFM provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid an annual fee of 0.06% of the Portfolio's average daily net assets.

PFM Fund Distributors (the "Distributor"), acts as the exclusive placement agent of the Trust's shares. PFM Fund Distributors is not compensated for its services directly by the Portfolio.

Certain officers of the Trust may be officers or employees of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee and Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

CADRE INSTITUTIONAL INVESTORS TRUST
TRUSTEES AND OFFICERS
(Unaudited)
--------------------------------------------------------------------------------

The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

                                    TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                    SERVED                                             IN FUND
                                   SINCE AND                                           COMPLEX
       NAME, POSITION WITH         (DATE OF          PRINCIPAL OCCUPATIONS             OVERSEEN          OTHER DIRECTORSHIPS
        TRUST, AND ADDRESS          BIRTH)           DURING PAST FIVE YEARS           BY TRUSTEE           HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
     Michael P. Flanagan,          2002 -           Executive Director, Michigan            10         Michigan Society of Assoc.
      Chairman & Trustee          Chairman,     Association of School Administrators                    Executives; North Central
     4719 Thornapple Lane          2000 -             (01/01-Present); County                          Assoc. Executives; Michigan
      Lansing, MI 48917           Trustee         Superintendent, Wayne Regional                        Non-Profit Association
                                  (8/19/49)      Educational Services (01/94-12/00)

------------------------------------------------------------------------------------------------------------------------------------
     Richard J. Anderson,           2001            Associate Executive Director            10                     N/A
           Trustee                (5/19/43)     Federation Member Services, National
       1680 Duke Street                             School Boards Assoc. (03/02-
     Alexandria, VA 22314                          Current); Executive Director,
                                                  Minnesota School Boards Assoc.
                                                        (01/89-02/02)

------------------------------------------------------------------------------------------------------------------------------------
       Harvey A. Fein,              1997           V.P. Finance & Chief Financial           10                     N/A
           Trustee                (8/25/46)          Officer, Molina Healthcare
    One Golden Shore Drive
     Long Beach, CA 90802

------------------------------------------------------------------------------------------------------------------------------------
      Russell E. Galipo,            1997                      Retired                       10                     N/A
           Trustee                (5/2/32)
      4538 Alpine Drive
      Lakeland, FL 33801

------------------------------------------------------------------------------------------------------------------------------------
     C. Roderick O'Neil,            1997         Chairman, O'Neil Associates (1987-         10          Beckman Coulter, Inc.; Fort
           Trustee                (1/26/31)                   Present)                                  Dearborn Income Securities,
         P.O. Box 405                                                                                   Inc.;  Optimum Q Funds;
  S. Glastonbury,  CT 06073                                                                             Bushnell Memorial Hall;
                                                                                                      Hartford Foundation for Public
                                                                                                       Giving; Riverfront Recapture,
                                                                                                                   Inc.

------------------------------------------------------------------------------------------------------------------------------------
  William J. Reynolds, Esq.,        1998                      Retired                       10                     N/A
           Trustee               (4/19/23)
       51 Fox Run Court
     Newington, CT 06111

------------------------------------------------------------------------------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
TRUSTEES AND OFFICERS (CONTINUED)
(Unaudited)
--------------------------------------------------------------------------------

                              TRUSTEES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
       Brian M. Marcel,             2004         Assistant Superintendent Business          10         Michigan Liquid Asset Fund
           Trustee                (6/15/62)       Services, Washtenaw Independent                            Plus (Chairman)
       1042 Town Trail                           School District (1994 - Present)
      Pinckney, MI 48169

------------------------------------------------------------------------------------------------------------------------------------
    Jack G. Williams, Jr.,          2004         Mortgage Banker, Greater Northern          10           Minnesota School District
           Trustee                (3/12/52)     Financial (2002 - Present), Realtor,                      Liquid Asset Fund Plus,
     611 Rum River Drive                       Century 21 - Moline (2001 - Present),                         Cambridge-Isanti
     Cambridge, MN 55008                         Consultant Administrator, Mission                     Independent School District #
                                                NH (2001-2002), Administrator, Elim                      911 School Board, Oakland
                                                     Home - Milaca (1996-2001)                            Vocational Corporation,
                                                                                                           Minnesota School Boards
                                                                                                                 Association

------------------------------------------------------------------------------------------------------------------------------------

                                    OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                    SERVED                                             IN FUND
                                   SINCE AND                                           COMPLEX
       NAME, POSITION WITH         (DATE OF          PRINCIPAL OCCUPATIONS             OVERSEEN          OTHER DIRECTORSHIPS
        TRUST, AND ADDRESS          BIRTH)           DURING PAST FIVE YEARS           BY OFFICER           HELD BY OFFICER

------------------------------------------------------------------------------------------------------------------------------------
       Martin P. Margolis,          2004          President, PFM Asset Management           N/A             Commonwealth Cash
            President             (7/22/44)        LLC (2001 - Present); Managing                          Reserve Fund, Inc.
   One Keystone Plaza, Ste 300                       Director, Public Financial
       North Front & Market                      Management, Inc. (1986 to Present)
             Streets
       Harrisburg, PA 17101

------------------------------------------------------------------------------------------------------------------------------------
       Debra J. Goodnight,          2004          Secretary, PFM Asset Management           N/A                    N/A
            Treasurer             (4/3/55)         LLC (2001 - Present); Managing
   One Keystone Plaza, Ste 300                       Director, Public Financial
       North Front & Market                      Management, Inc. (1991 to Present)
             Streets
       Harrisburg, PA 17101

------------------------------------------------------------------------------------------------------------------------------------
       Timothy P. Sullivan,         2004            Managing Director, PFM Asset            N/A                    N/A
            Secretary             (5/29/69)      Management LLC (2004 to Present);
        905 Marconi Avenue                     First Vice President, Cadre Financial
       Ronkonkoma, NY 11779                        Services, Inc. (1986 to 2004)

------------------------------------------------------------------------------------------------------------------------------------
         Carolyn Osiecki,           2003          Senior Managing Consultant, PFM           N/A                    N/A
       Assistant Treasurer        (4/29/64)        Asset Management LLC (2004 to
        905 Marconi Avenue                      Present); Assistant Vice President, Sr.
       Ronkonkoma, NY 11779                     Accountant, Cadre Financial Services,
                                                               Inc.
                                                        (1995-Present)

------------------------------------------------------------------------------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
TRUSTEES AND OFFICERS (CONTINUED)
(Unaudited)
--------------------------------------------------------------------------------

                              OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
        Daniel R. Hess,             2004         Compliance and Financial Reporting        N/A                    N/A
      Assistant Treasurer        (10/18/74)        Manager, PFM Asset Management
  One Keystone Plaza, Ste 300                     LLC (2001 to Present); Senior
 North Front & Market Streets                    Auditor, PricewaterhouseCoopers LLP
     Harrisburg, PA 17101                                  (1998 to 2001)


------------------------------------------------------------------------------------------------------------------------------------
  Jennifer L. Scheffel, Esq.,       2004          Senior Managing Consultant, PFM          N/A                    N/A
      Assistant Secretary         (11/6/72)        Asset Management LLC (2004 to
      905 Marconi Avenue                                     Present);
     Ronkonkoma, NY 11779                         Assistant Vice President, Ambac
                                                   Financial Group, Inc. (2004);
                                                  Assistant Vice President, Chief
                                                Compliance Officer, Cadre Financial
                                               Services, Inc. (2002-2004); PlusFunds
                                                  Group, Inc. (2001-2002); Cozen &
                                                O'Conner (2000-2001); Bronx District
                                                    Attorney's Office (1997-2000)

------------------------------------------------------------------------------------------------------------------------------------

Each trustee is an Independent Trustee and is paid fees by the Trust. The Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the chairman receives an annual retainer of $2,000. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating and Governance Committee receiving an additional $1,000 annual fee. For the year ended September 30, 2004, such fees totaled $62,500.

The Audit Committee is comprised of Richard J. Anderson, Harvey A. Fein and Russell E. Galipo. The Board of Trustees has determined that Mr. Fein is an audit committee financial expert. The function of the Audit Committee is to recommend to the Board of Trustees' independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held 3 meetings during the fiscal year ending September 30, 2004. The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Nominating and Governance Committee is comprised Richard J. Anderson, William J. Reynolds, Michael P. Flanagan and Russell E. Galipo. The Nominating and Governance Committee held 2 meetings during the fiscal year ending September 30, 2004.

Officers of the Trust receive no compensation from the Trust. As of September 30, 2004, the Trustees and officers of the Trust, as a group, owned no outstanding shares of the Trust and the Fund.

CADRE INSTITUTIONAL INVESTORS TRUST
PROXY VOTING RESULTS
(Unaudited)
--------------------------------------------------------------------------------

At  a  special   meeting  of  shareholders  on  February  5,  2004,  the  Funds'
shareholders voted on a proposal to appoint PFM Asset Management LLC as investment adviser to the Portfolio. This new agreement was proposed because Cadre Financial Services, Inc. ("Cadre") had entered into an agreement pursuant to which PFM, subject to certain conditions, would acquire the fund management and administration business of Cadre, and it was expected that Cadre would cease its operations as soon as practicable after the acquisition. The number of shares voted on this proposal are as follows:

                             NUMBER OF     % OF OUTSTANDING        % OF SHARES
                              SHARES            SHARES                VOTED
                            -----------    ----------------        -----------
        For                 243,894,919              92.54%             98.21%
        Against               4,444,562               1.69%              1.79%
        Abstain                   4,470                 --                 --
                            -----------              -----             ------
        Total               248,343,951              94.23%            100.00%

     PORTFOLIO TOTALS:

         Record Total                  263,559,315

         Voted Shares                  248,343,951

         Percent Voted                      94.23%

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                                   LEFT BLANK

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                                   LEFT BLANK

                             THIS PAGE INTENTIONALLY
                                   LEFT BLANK

--------------------------------------------------------------------------------

INVESTMENT ADVISER, ADMINISTRATOR AND
  TRANSFER AGENT
     PFM Asset Management LLC
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101

     905 Marconi Avenue
     Ronkonkoma, NY 11779


DISTRIBUTOR
     PFM Fund Distributors, Inc.
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101


CUSTODIAN
     U.S. Bank, National Association
     U.S. Bank Place
     601 Second Avenue South
     Minneapolis, Minnesota 55402


INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM
     KPMG LLP
     1601 Market Street
     Philadelphia, Pennsylvania 19103


COUNSEL
     Schulte Roth & Zabel
     919 Third Avenue
     New York, New York 10022

                                     [LOGO]
                                     CADRE
                                 INSTITUTIONAL
                                   INVESTORS
                                     TRUST


FUND INFORMATION:
1-800-221-4524

WWW.CIITFUNDS.COM
WWW.CIITAFFINITY.COM

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund's proxy voting guidelines either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2004 either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     [LOGO]
                                     CADRE
                                 INSTITUTIONAL
                                   INVESTORS
                                     TRUST


                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                    CADRE AFFINITY FUND - MONEY MARKET SERIES
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                             MONEY MARKET PORTFOLIO


                                  ANNUAL REPORT

                               SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

The last twelve months have been a challenging time in which to manage short-term funds. After a period of historically low interest rates that challenged investors to maximize investment income, interest rates have surged upward in what may be the first steps toward significantly higher rates ahead.

     [The following table was depicted as a chart in the printed material.]

                       FEDERAL FUNDS vs TWO-YEAR TREASURY

                        Two Year        Fed
                        Treasury       Funds
                        --------       -----
     10/31/2003          1.82%         1.00%
     11/30/2003          2.05%         1.00%
     12/31/2003          1.84%         1.00%
      1/31/2004          1.82%         1.00%
      2/29/2004          1.65%         1.00%
      3/31/2004          1.58%         1.00%
      4/30/2004          2.31%         1.00%
      5/31/2004          2.54%         1.00%
      6/30/2004          2.69%         1.25%
      7/31/2004          2.68%         1.25%
      8/31/2004          2.40%         1.50%
      9/30/2004          2.61%         1.75%

A three year period of declining rates is behind us. Several years of sub-par economic expansion, mild inflation and political uncertainty provided the basis for the Federal Reserve to lower the Federal Funds rate to 1.00%, and maintain it at that level; to boost growth as the economy struggled to regain its footing after the terrorist attack and the mild recession that retarded economic output during the fall of 2001. While the economy grew at 3.9% in the past year, not far below the post World War II average, an extraordinarily low inflation rate gave the Fed the latitude to keep inter-bank interest rates to near zero. In fact for much of the year the "real" interest rate (the difference between the federal funds rate and the rate of inflation) was actually negative.

Easy money was accompanied by a highly stimulative fiscal policy. Spending by the Federal government has grown substantially in recent years as both defense and domestic outlays increased, and significant Federal tax cuts boosted consumer spending power The tax cuts helped to push up corporate profits and supported growth in retail sales, which accounts for roughly 2/3 of final demand for goods and services. Growth in gross domestic product--the broadest measure of economic performance--was about 3.9% in the past four calendar quarters. This represented solid performance, although the result was somewhat disappointing when compared with growth rates at this point in other recent business cycles.

Although employment growth disappointed as the country emerged from the shocks of September 11, 2001 and the mild recession that coincided, since the beginning of 2004 job creation has picked up steam. In the first nine months of the year the economy added nearly 2 million new jobs. Manufacturing employment remained weak, but government and service sector employment more than made up the difference.

A rapid rise in oil prices, from $35 a barrel in June 2004 to recent record highs above $50, has brought inflation back into focus for the first time in a number of years. Price measures have trended upward--the year over year rise in consumer prices was running around 1.5% at the turn of the year, and by the third quarter was closer to 2.5%, and other inflation measures have followed suit. By recent historical standards inflation remains mild; kept in check by large productivity gains in the United States and the free flow of jobs and products across national borders. As long as this remains true, interest rates are unlikely to rise to the levels associated with surging oil prices in the 1970s and 1980s.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
MESSAGE TO OUR SHAREHOLDERS
(CONTINUED)
--------------------------------------------------------------------------------

The combination of solid economic growth and mild inflation provided the basis for the Federal Reserve to step gently on the economic brake in an effort to return short-term rates to more normal levels. In five months' time the Fed has raised the overnight rate from 1.0% to 2.0%. So far, the tightening phase of the current business cycle has been mild by historic standards, with the Fed pursuing its announced "measured" pace of raising short-term rates toward more usual levels. This has allowed investors to accommodate the change in Fed stance and thus far avoided the shock effect of higher rates that was evident the last time the Fed tightened at the end of a business downturn a decade ago.

Political uncertainty has been a major factor in the fixed income markets in recent years. With the re-election of President Bush, one element of uncertainty has been relieved, but the threat of global terrorism continues to impact the markets, both directly as its weight is felt on Federal budget policy and indirectly as the specter of terrorism seems still to make investors tentative in their actions.

In coming months, the blooming Federal deficit and outsized trade imbalance are likely to move to center stage. In recent years accommodative fiscal and monetary policies have given the economy a strong push forward. Yet by historic standards growth has been solid, but not spectacular; job creation and income growth have lagged the pattern of other recent business cycles. Unless the U.S. economy can grow out of the deficit, tax increases or spending cuts will be required to bring it under control, and either of these will have a negative effect on growth. The prospect of slowing growth could well dampen the pace at which interest rates rise.

Righting the trade imbalance could also have an important effect on the markets. This is likely to require both a weaker dollar--which will help exports, but raise the cost if imported goods and thus tend to push up inflation--and higher interest rates to compensate foreign investors that lend money to U.S. borrowers, that include the Federal government.

In this environment it is likely that the Fed will continue to nudge short-term rates higher. Investors in the Fund should benefit from this since the relatively short weighted average maturity of the portfolio permits relatively rapid response to changes in short-term rates.

We recognize that rising interest rates present both opportunities and risks. We will work hard to protect principal by making sound investments and provide a competitive yield for investors in the Fund by responding quickly to changes in interest rates.



Respectfully,
PFM Asset Management LLC

November 10, 2004

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
INFORMATION ABOUT THE FUNDS' EXPENSES
(Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. With the exception of certain overdraft fees, the Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees, distribution (12b-1) fees (Affinity Series only), and other operating expenses of the Funds.

The example in the table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended September 30, 2004. This example illustrates your Fund's expenses in two ways:

ACTUAL RETURNS AND EXPENSES This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

HYPOTHETICAL 5% RETURNS AND ACTUAL EXPENSES This section is intended to help you compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

   -------------------------------------------------------------------------------------------------------------
   EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                                                                                  ENDING
                                                                BEGINNING     ACCOUNT VALUE
                                                              ACCOUNT VALUE    SEPTEMBER 30,    EXPENSES PAID
   BASED ON ACTUAL FUND EXPENSES AND RETURNS                  APRIL 1, 2004        2004         DURING PERIOD*
   -------------------------------------------------------------------------------------------------------------
   Money Market Portfolio (Master)                             $ 1,000.00       $ 1,006.10           $ 0.50
   Cadre Liquid Asset Fund - Money Market Series (Feeder)      $ 1,000.00       $ 1,003.20           $ 3.29
   Cadre Affinity Fund - Money Market Series (Feeder)          $ 1,000.00       $ 1,002.20           $ 1.49
   Cadre Reserve Fund - Money Market Series (Feeder)           $ 1,000.00       $ 1,005.10           $ 4.09

   BASED ON ACTUAL FUND EXPENSES AND A HYPOTHETICAL 5%
   RETURN
   Money Market Portfolio (Master)                             $ 1,000.00       $ 1,024.50           $ 0.50
   Cadre Liquid Asset Fund - Money Market Series (Feeder)      $ 1,000.00       $ 1,021.70           $ 3.32
   Cadre Affinity Fund - Money Market Series (Feeder)          $ 1,000.00       $ 1,023.50           $ 1.51
   Cadre Reserve Fund - Money Market Series (Feeder)           $ 1,000.00       $ 1,020.90           $ 4.12
   -------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios of 0.10%, 0.66%, 0.30% and 0.82% for the Money Market Portfolio, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series, respectively, multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 366.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
INFORMATION ABOUT THE FUNDS' EXPENSES (CONTINUED)
(Unaudited)
--------------------------------------------------------------------------------

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The expenses of the Feeder funds listed above reflect both the expense allocated to such Feeders from the Master Portfolio, as well as the individual expenses of the Feeder fund itself. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees except in overdraft situations, however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series, (the "Funds") each a series of the Cadre Institutional Investors Trust, as of September 30, 2004, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two-years in the period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series as of September 30, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                  /s/ KPMG LLP


Philadelphia, Pennsylvania
November 15, 2004

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                              CADRE             CADRE            CADRE
                                                          LIQUID ASSET        AFFINITY          RESERVE
                                                              FUND              FUND              FUND
                                                          -----------       -----------       -----------
ASSETS:
Investment in Cadre Institutional Investors Trust -
  Money Market Portfolio, at value                        $28,489,219       $ 8,977,272       $83,099,943
Cash                                                               --            70,000           699,157
Receivable for shares issued                                1,739,385                --                --
Other assets                                                      241             3,127                41
                                                          -----------       -----------       -----------
      Total Assets                                         30,228,845         9,050,399        83,799,141
                                                          -----------       -----------       -----------

LIABILITIES:

Administration fees payable                                     4,467             1,217             8,674
Transfer agent fees payable                                     1,175               320             4,337
12b-1 fees payable                                                 --               640                --
Subscriptions received in advance                           1,287,881                --           699,157
Cash overdraft                                                399,621                --                --
Accrued trustees' fees and expenses                               305               106               937
Other accrued expenses                                         32,231            33,193            20,500
                                                          -----------       -----------       -----------
      Total Liabilities                                     1,725,680            35,476           733,605
                                                          -----------       -----------       -----------

      NET ASSETS:                                         $28,503,165       $ 9,014,923       $83,065,536
                                                          ===========       ===========       ===========

Shares of beneficial interest outstanding
(unlimited shares authorized)                              28,503,165         9,014,923        83,065,536
                                                          ===========       ===========       ===========

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                              $      1.00       $      1.00       $      1.00
                                                          ===========       ===========       ===========

NET ASSETS CONSIST OF:
Common Stock, at par value                                     28,503             9,015            83,066
Paid-in capital in excess of par value                     28,474,662         9,005,908        82,982,470
                                                          -----------       -----------       -----------
      NET ASSETS                                           28,503,165         9,014,923        83,065,536
                                                          ===========       ===========       ===========


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                         CADRE           CADRE           CADRE
                                                  LIQUID ASSET        AFFINITY         RESERVE
                                                          FUND            FUND            FUND
                                                     ---------       ---------       ---------
INVESTMENT INCOME:

Investment income and expenses allocated from Cadre Institutional Investors Trust
    - Money Market Portfolio

    Interest                                         $ 286,015       $ 208,568       $ 924,322

    Expenses                                            23,176          17,892          76,505
                                                     ---------       ---------       ---------
Net investment income from Cadre Institutional
    Investors Trust -
    Money Market Portfolio                             262,839         190,676         847,817


EXPENSES:
    Administration fees                                 44,622          34,453          77,453
    Transfer agent fees                                 11,743           9,067          38,726
    12b-1 fees                                              --          18,133              --
    Custodian fees                                      50,606          45,224          15,159
    Audit and tax fees                                  12,101          12,101          12,101
    Legal fees                                           1,261           1,271           3,921
    Trustee fees                                           915             965           1,940
    Other expenses                                       5,600           6,602          18,075
                                                     ---------       ---------       ---------
         Total expenses                                126,848         127,816         167,375
         Less:  Fee deferments                              --              --         (11,014)
                                                     ---------       ---------       ---------
         Net expenses                                  126,848         127,816         156,361
                                                     ---------       ---------       ---------
Net investment income                                $ 135,991       $  62,860       $ 691,456
                                                     =========       =========       =========




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 CADRE LIQUID ASSET FUND
                                                          --------------------------------------


                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------
                                                                2004                  2003
                                                          ---------------        ---------------
OPERATIONS:

   Net investment income                                  $       135,991        $       183,171
                                                          ---------------        ---------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                         (135,991)              (183,171)
                                                          ---------------        ---------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                         1,003,549,944            891,355,413
   Net asset value of shares issued to shareholders
     from reinvestment of dividends                               135,991                183,171
   Cost of shares redeemed                                 (1,001,167,011)          (893,177,557)
                                                          ---------------        ---------------
     Net increase (decrease) in net assets
     resulting from share transactions                          2,518,924             (1,683,973)
                                                          ---------------        ---------------

     Total increase (decrease) in net assets                    2,518,924             (1,638,973)

NET ASSETS:

   Beginning of period                                         25,984,241             27,623,214
                                                          ---------------        ---------------
   End of period                                          $    28,503,165        $    25,984,241
                                                          ===============        ===============

OTHER INFORMATION

Share Transactions:
   Shares sold                                              1,003,549,944            891,355,413
   Shares issued to shareholders from
     reinvestment of dividends                                    135,991                183,171
   Shares repurchased                                      (1,001,167,011)          (893,177,557)
                                                          ---------------        ---------------
     Net increase (decrease) in shares outstanding              2,518,924             (1,638,973)
                                                          ===============        ===============

                                                               CADRE AFFINITY FUND                       CADRE RESERVE FUND
                                                       -----------------------------------     -----------------------------------


                                                         FOR THE YEAR ENDED SEPTEMBER 30,       FOR THE YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------     -----------------------------------
                                                             2004                 2003               2004                 2003
                                                       ---------------     ---------------     ---------------     ---------------
OPERATIONS:

   Net investment income                               $        62,860     $       156,218     $       691,456     $     3,163,152
                                                       ---------------     ---------------     ---------------     ---------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                       (62,860)           (156,218)           (691,456)         (3,163,152)
                                                       ---------------     ---------------     ---------------     ---------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                        889,061,555         808,730,841         856,246,586       3,914,395,051
   Net asset value of shares issued to shareholders
     from reinvestment of dividends                             62,860             156,218             691,456           3,163,152
   Cost of shares redeemed                                (900,572,514)       (814,128,106)       (874,508,130)     (3,992,993,923)
                                                       ---------------     ---------------     ---------------     ---------------
     Net increase (decrease) in net assets
     resulting from share transactions                     (11,448,099)         (5,241,047)        (17,570,088)        (75,435,720)
                                                       ---------------     ---------------     ---------------     ---------------

     Total increase (decrease) in net assets               (11,448,099)         (5,241,047)        (17,570,088)        (75,435,720)

NET ASSETS:

   Beginning of period                                      20,463,022          25,704,069         100,635,624         176,071,344
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $     9,014,923     $    20,463,022     $    83,065,536     $   100,635,624
                                                       ===============     ===============     ===============     ===============

OTHER INFORMATION

Share Transactions:
   Shares sold                                             889,061,555         808,730,841         856,246,586       3,914,395,051
   Shares issued to shareholders from
     reinvestment of dividends                                  62,860             156,218             691,456           3,163,152
   Shares repurchased                                     (900,572,514)       (814,128,106)       (874,508,130)     (3,992,993,923)
                                                       ---------------     ---------------     ---------------     ---------------
     Net increase (decrease) in shares outstanding         (11,448,099)         (5,241,047)        (17,570,088)        (75,435,720)
                                                       ===============     ===============     ===============     ===============


   The accompanying notes are an integral part of these financial statements.


                                       7 & 8

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding is as follows:

                                                                                                     FOR THE          FOR THE
                                                                                                      ELEVEN          PERIOD
                                                                                                      MONTHS          MAY 3,
                                                     FOR THE YEAR ENDED SEPTEMBER 30,                 ENDED          1999 ***
                                      --------------------------------------------------------      SEPTEMBER        THROUGH
                                                                                                       30,          OCTOBER 31,
                                           2004          2003           2002           2001           2000             1999
                                      --------------------------------------------------------    -----------      -----------
For a share outstanding throughout
  the period:

Net asset value, beginning of period  $      1.00    $      1.00    $      1.00    $      1.00   $       1.00     $       1.00
                                      -----------    -----------    -----------    -----------    -----------      -----------

Income from investment operations:
  Net investment income                     0.006          0.008          0.016          0.046          0.053            0.024

Less dividends:
  Dividends from net investment
    income                                 (0.006)        (0.008)        (0.016)        (0.046)        (0.053)          (0.024)
                                      -----------    -----------    -----------    -----------    -----------      -----------

Net asset value, end of period        $      1.00    $      1.00    $      1.00    $      1.00   $       1.00     $       1.00
                                      ===========    ===========    ===========    ===========    ===========      ===========


RATIO/SUPPLEMENTAL DATA:
Total return                                 0.56%          0.74%          1.55%          4.61%          5.38%**          2.40%**

Net assets, end of period (000's)     $    28,503    $    25,984    $    27,623    $    36,036   $     40,534     $     36,415

Ratio to average net assets:

  Net investment income                      0.58%          0.75%          1.60%          4.58%          5.73%*           4.72%*

  Operating expenses, including
  reimbursement/waiver/recoupement           0.64%          0.62%          0.59%          0.66%          0.47%*           0.47%*

  Operating expenses, excluding
  reimbursement/waiver/recoupement           0.64%          0.62%          0.59%          0.50%          0.53%*           0.94%*

--------------------------------------------------------------------------------

*   - Annualized
**  - Unannualized
*** - Commencement of operations




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding is as follows:

                                                                                                     FOR THE          FOR THE
                                                                                                      ELEVEN          PERIOD
                                                                                                      MONTHS          MAY 3,
                                                     FOR THE YEAR ENDED SEPTEMBER 30,                 ENDED          1999 ***
                                      --------------------------------------------------------      SEPTEMBER        THROUGH
                                                                                                       30,          OCTOBER 31,
                                           2004          2003           2002           2001           2000             1999
                                      --------------------------------------------------------    -----------      -----------
For a share outstanding throughout
  the period:

Net asset value, beginning of period  $      1.00    $      1.00    $      1.00    $      1.00   $       1.00     $       1.00
                                      -----------    -----------    -----------    -----------   ------------     ------------

Income from investment operations:
  Net investment income                     0.004          0.006          0.014          0.049          0.052            0.023

Less dividends:
  Dividends from net investment
    Income                                 (0.004)        (0.006)        (0.014)        (0.049)        (0.052)          (0.023)
                                      -----------    -----------    -----------    -----------   ------------     ------------

Net asset value, end of period        $      1.00    $      1.00    $      1.00    $      1.00   $       1.00     $       1.00
                                      ===========    ===========    ===========    ===========   ============     ============


RATIO/SUPPLEMENTAL DATA:
Total return                                 0.37%          0.59%          1.43%          4.70%          5.28%**          2.35%**

Net assets, end of period (000's)     $     9,015    $    20,463    $    25,704    $    28,230   $     78,287     $     49,512

Ratio to average net assets:

  Net investment income                      0.35%          0.61%          1.44%          4.90%          5.67%*           4.65%*

  Operating expenses, including
  reimbursement/waiver/recoupment            0.80%          0.76%          0.70%          0.57%          0.57%*           0.57%*

  Operating expenses, excluding
  reimbursement/waiver/recoupment            0.80%          0.76%          0.70%          0.51%          0.51%*           0.86%*

--------------------------------------------------------------------------------

*   - Annualized
**  - Unannualized
*** - Commencement of operations


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding is as follows:

                                                                                                     FOR THE          FOR THE
                                                                                                      ELEVEN          PERIOD
                                                                                                      MONTHS          MAY 3,
                                                     FOR THE YEAR ENDED SEPTEMBER 30,                 ENDED          1999 ***
                                      --------------------------------------------------------      SEPTEMBER        THROUGH
                                                                                                       30,          OCTOBER 31,
                                           2004          2003           2002           2001           2000             1999
                                      --------------------------------------------------------    -----------      -----------
For a share outstanding throughout
  the period:

Net asset value, beginning of         $      1.00    $      1.00    $      1.00    $      1.00   $       1.00     $       1.00
  period                              -----------    -----------    -----------    -----------   ------------     ------------

Income from investment
operations:
  Net investment income                     0.009          0.011          0.018          0.049          0.056            0.023

Less dividends:
  Dividends from net investment
    income                                 (0.009)        (0.011)        (0.018)        (0.049)        (0.056)          (0.023)
                                      -----------    -----------    -----------    -----------   ------------     ------------

Net asset value, end of period        $      1.00    $      1.00    $      1.00    $      1.00   $       1.00     $       1.00
                                      ===========    ===========    ===========    ===========   ============     ============


RATIO/SUPPLEMENTAL DATA:
Total return                                 0.91%          1.09%          1.86%          5.07%          5.62%**          2.50%**

Net assets, end of period (000's)     $    83,066    $   100,636    $   176,071    $   207,359   $     94,521     $     22,397

Ratio to average net assets:

  Net investment income                      0.89%          1.10%          1.84%          4.91%          6.15%*           5.08%*

  Operating expenses, including
  reimbursement/waiver/recoupment            0.30%          0.28%          0.30%          0.24%          0.22%*           0.22%*

  Operating expenses, excluding
  reimbursement/waiver/recoupment            0.32%          0.26%          0.26%          0.27%          0.32%*           1.87%*

--------------------------------------------------------------------------------

*   - Annualized
**  - Unannualized
*** - Commencement of operations


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre  Institutional  Investors  Trust (the  "Trust")  (formerly  known as Ambac
Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series ("Cadre Liquid Asset Fund"), the Cadre Affinity Fund - Money Market Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - Money Market Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on May 3, 1999, May 3, 1999 and May 19, 1999, respectively.

The Funds invest all of their investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investments in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (1.6% for Cadre Liquid Asset Fund, 0.5% for Cadre Affinity Fund, 4.8% for Cadre Reserve Fund at September 30, 2004.) The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included later on in this report and should be read in conjunction with the Funds' financial statements.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

VALUATION OF SECURITIES

Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included later on in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME

The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS

Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES

The Funds are treated as a separate entity for federal income tax purposes and intend to qualify each year as a "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES

Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust's former administrator and transfer agent, Cadre Financial Services, Inc. ("Cadre"), and the Trust's former distributor, Ambac Securities, Inc. ("Ambac Securities"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors" or the "Distributor", formerly known as PFMAM, Inc.), pursuant to which PFM and PFM Fund Distributors agreed to purchase the administration and transfer agency business of Cadre and the distribution and fixed income investment business of Ambac Securities, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's administration, transfer agency and distribution agreements (the "Agreements") with Cadre and Ambac Securities, the Trust's consent was required in order for the administration and transfer agency agreements to be assigned to PFM and the distribution agreement to be assigned to PFM Fund Distributors in connection with the Transaction. On February 5, 2004, the Trust's Board of Trustees considered, and consented to, the assignment of the Agreements to PFM and PFM Fund Distributors effective upon consummation of the Transaction. The Transaction was consummated on February 13, 2004, after which PFM began providing administration and transfer agency services to the Trust and PFM Fund Distributors began providing distribution services to the Trust.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into an Administration Agreement with PFM, under which PFM is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds' average daily net assets according to the following schedule:


--------------------------------------------------------------------------------------------------------
                                  Cadre Liquid Asset          Cadre Affinity         Cadre Reserve
                                           Fund                   Fund                   Fund
--------------------------------------------------------------------------------------------------------
0 - $250,000,000                           0.19%                  0.19%                  0.10%
--------------------------------------------------------------------------------------------------------
$250,000,001 - $1,000,000,000              0.165%                 0.165%                 0.075%
--------------------------------------------------------------------------------------------------------
Over $1,000,000,000                        0.14%                  0.14%                  0.05%
--------------------------------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with PFM, under which PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid an annual fee of 0.05% of each Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Plan with PFM Fund Distributors, under which PFM Fund Distributors acts as the exclusive distributor of the Trust's shares. Under the Distribution Plan, the Distributor receives payment of 0.10% of the average net assets of the Affinity Series. This payment is disbursed fully on a pro-rated basis to the various organizations, which the Distributor has entered into Distribution Agreements with, that provide assistance to the Affinity Series.

Certain officers of the Trust may be officers or employees of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee and Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

PFM has voluntarily agreed to waive a portion of its administrative and transfer agency fees and to reimburse the Cadre Reserve Fund for certain expenses to the extent the total operating expense of the Fund exceeds 0.30% (annualized) of their average daily net assets. During the year ended September 30, 2004, PFM waived the following fees so that the Fund could meet this expense limitation.

                                   -------------------------------------------------------------------------------------------------
                                                         Waived Fees             Reimbursed Expense               Total
-----------------------------------   Expense    -----------------------------------------------------------------------------------
               Fund                    Limit      Current     Life to Date    Current    Life to Date     Current      Life to Date
------------------------------------------------------------------------------------------------------------------------------------
Cadre Liquid Asset Fund                 N/A      $      0       $  63,290      $    0        $ 51,651     $      0       $ 114,941
------------------------------------------------------------------------------------------------------------------------------------
Cadre Affinity Fund                     N/A      $      0       $  36,348      $    0        $ 33,112     $      0       $  69,460
------------------------------------------------------------------------------------------------------------------------------------
Cadre Reserve Fund                     0.30%     $ 14,702       $ 151,597      $    0        $ 56,305     $ 14,702       $ 207,902
------------------------------------------------------------------------------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse PFM for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses go below the expense limitation of 0.30% (annualized) of the Cadre Reserve Fund's average daily net assets, respectively. During the year ended September 30, 2004, the following was reimbursed to PFM pursuant to the terms of the Plan:

                                        ----------------------------------------------------------------
                                                          Amounts Reimbursed to PFM
---------------------------------------       Expense     ----------------------------------------------
                 Fund                           Limit            Current              Life to date
--------------------------------------------------------------------------------------------------------
Cadre Liquid Asset Fund                          N/A               $     0               $  74,163
--------------------------------------------------------------------------------------------------------
Cadre Affinity Fund                              N/A               $     0               $  69,460
--------------------------------------------------------------------------------------------------------
Cadre Reserve Fund                              0.30%              $ 3,688               $ 140,583
--------------------------------------------------------------------------------------------------------

Pursuant to the Plan, PFM had determined that some reimbursable costs were unrecoverable. Therefore the balances due to PFM have been reduced by these amounts. During the year ended September 30, 2004, PFM deemed the following as unrecoverable:

                                             -----------------------------------
                                                     Amount Unrecoverable
       -------------------------------------------------------------------------
                       Fund                       Current        Life to date
       -------------------------------------------------------------------------
       Cadre Liquid Asset Fund                            $0         $ 40,778
       -------------------------------------------------------------------------
       Cadre Affinity Fund                                $0         $      0
       -------------------------------------------------------------------------
       Cadre Reserve Fund                                 $0         $ 56,305
       -------------------------------------------------------------------------

As of September 30, 2004, the balances which remain recoverable for each fund are as follows:

       -----------------------------------------------------------------
                       Fund                   Remaining Recoverable
       -----------------------------------------------------------------
       Cadre Liquid Asset Fund                         $      0
       -----------------------------------------------------------------
       Cadre Affinity Fund                             $      0
       -----------------------------------------------------------------
       Cadre Reserve Fund                              $ 11,014
       -----------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statement of assets and liabilities of Money Market Portfolio (the "Portfolio"), a series of Cadre Institutional Investors Trust, including the schedule of investments as of September 30, 2004, and the related statement of operations for the year then ended, and statements of changes in net assets including the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust Money Market Portfolio as of September 30, 2004, and the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
November 15, 2004

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


                                                                  Yield to
   Principal                                                 Maturity on Date   Maturity         Value
(in thousands)        Description                                of Purchase     Date           (Note 2)
--------------        -----------                                -----------     ----           --------
ASSET-BACKED COMMERCIAL PAPER - 7.1%

$   20,000  Sheffield Receivables Corporation                         1.75  %   10/15/04      $   19,986,622
    33,900  Sheffield Receivables Corporation                         1.80      10/21/04          33,866,665
    70,000  Yorktown Capital LLC                                      1.80      10/18/04          69,941,492
----------                                                                                    --------------

   123,900  Total Asset-Backed Commercial Paper                                                  123,794,779
----------                                                                                    --------------
            (amortized cost $123,794,779)

COMMERCIAL PAPER - 20.8%

    70,000  Bear Stearns Co. Inc.                                     1.80      10/22/04          69,927,725
    62,750  Dexia (DE)                                                1.80       11/9/04          62,629,677
    50,000  Edison Asset Securitization                               1.68       10/7/04          49,986,250
    65,000  GE Capital Services, Inc.                                 1.70      10/12/04          64,966,832
    65,000  Morgan Stanley Floating Rate*                             1.87       1/28/05          65,000,000
    50,000  UBS Finance (DE) Inc.                                     1.91       10/1/04          50,000,000
----------                                                                                    --------------

   362,750  Total Commercial Paper                                                               362,510,484
----------  (amortized cost $362,510,484)                                                     --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.4%

    10,000  Federal Home Loan Bank                                    1.45        4/1/05           9,997,427
     7,800  Federal Home Loan Bank                                    1.30       4/11/05           7,800,000
    13,500  Federal Home Loan Bank                                    1.31       4/22/05          13,500,000
     8,000  Federal Home Loan Bank                                    1.37       4/27/05           7,996,982
    20,000  Federal Home Loan Bank                                    1.35       4/29/05          20,000,000
    10,000  Federal Home Loan Bank                                    1.92       5/20/05           9,880,008
    25,000  Federal Home Loan Bank                                    2.08       6/22/05          25,000,000
    50,000  Federal Home Loan Mortgage Corporation                    1.77       10/7/04          49,985,417
    50,000  Federal Home Loan Mortgage Corporation                    1.73      10/12/04          49,974,028
    36,895  Federal Home Loan Mortgage Corporation                    1.73      10/26/04          36,851,443
    63,105  Federal Home Loan Mortgage Corporation                    1.75       11/2/04          63,008,520
     5,000  Federal Home Loan Mortgage Corporation                    1.27       2/15/05           5,048,087
     9,000  Federal Home Loan Mortgage Corporation                    1.25       2/23/05           8,955,775
    55,000  Federal Home Loan Mortgage Corporation                    2.24       8/23/05          53,928,049
    38,437  Federal National Mortgage Association                     1.69       10/1/04          38,437,000
    42,227  Federal National Mortgage Association                     1.30       11/1/04          42,180,820


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                  Yield to
   Principal                                                 Maturity on Date   Maturity         Value
(in thousands)        Description                                of Purchase     Date           (Note 2)
--------------        -----------                                -----------     ----           --------
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
$   30,000  Federal National Mortgage Association                     1.69  %   11/1/04           29,957,246
    30,066  Federal National Mortgage Association                     1.68      11/1/04           30,023,281
    42,800  Federal National Mortgage Association                     1.66      11/1/04           42,739,925
    46,270  Federal National Mortgage Association                     1.78      12/1/04           46,132,797
    25,000  Federal National Mortgage Association                     1.22       1/3/05           24,922,320
    30,000  Federal National Mortgage Association                     1.98       1/3/05           29,848,033
    28,570  Federal National Mortgage Association                     1.98       1/3/05           28,425,277
    50,000  Federal National Mortgage Association                     1.25       2/4/05           49,786,500
     4,000  Federal National Mortgage Association                     1.27      2/15/05            4,086,502
    10,000  Federal National Mortgage Association                     1.40      3/29/05           10,000,000
     5,000  Federal National Mortgage Association                     1.30      4/19/05            5,000,000
     3,000  Federal National Mortgage Association                     1.27      4/25/05            3,000,000
    25,000  Federal National Mortgage Association                     1.65      5/16/05           25,000,000
    15,000  Federal National Mortgage Association                     2.21      8/19/05           14,712,883
    50,000  Federal National Mortgage Association                     1.85       5/3/05           49,990,314
    50,000  Federal National Mortgage Association                     1.80      7/14/05           49,991,107
    25,000  Federal National Mortgage Association                     2.39      9/16/05           24,437,326
----------                                                                                    --------------

   913,670  Total U.S. Government Agency Obligations                                             910,597,067
----------  (amortized cost $910,597,067)                                                     --------------

REPURCHASE AGREEMENTS - 23.0%

    75,000  Repurchase Agreement with Goldman Sachs, 1.78%, dated     1.78      10/1/04           75,000,000
            September 30, 2004, with proceeds at maturity of
            $75,003,708 (collateralized by various U.S. Government
            Treasuries and Agency Obligations with a market value
            of $76,500,136)
   225,820  Repurchase Agreement with Goldman Sachs, 1.85%, dated     1.85      10/1/04          225,820,000
            September 30, 2004, with proceeds at maturity of
            $225,831,605 (collateralized by various U.S.
            Government Treasuries and Agency Obligations with a
            market value of (230,336,808)
   100,000  Repurchase Agreement with Goldman Sachs, 1.79%, dated     1.79      10/6/04          100,000,000
            September 29, 2004, with proceeds at maturity of
            $100,034,806 (collateralized by various U.S.
            Government Agency Obligations
            with a market value of $102,000,000)
----------                                                                                    --------------
   400,820  Total Repurchase Agreements                                                          400,820,000
----------  (amortized cost ($400,820,000)                                                    --------------


    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


 1,801,140  Total Investments -103.3%                                                          1,797,722,330
==========  (amortized cost $1,797,722,330)                                                   ==============

            Liabilities in excess of other assets - (3.3)%                                       (57,645,525)
                                                                                              --------------

            Net Assets - 100.0%                                                               $1,740,076,805
                                                                                              ==============






   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


ASSETS:

Investments, at value
  Asset-Backed Commercial Paper                                 $  123,794,779
  Commercial Paper                                                 362,510,484
  U.S. Government Agency Obligations                               910,597,067
  Repurchase Agreements                                            400,820,000
                                                                --------------
    Total Investments, at value                                  1,797,722,330
Cash                                                                     1,855
Interest receivable                                                    762,830
Prepaid expenses                                                        23,062
                                                                --------------
    Total Assets                                                 1,798,510,077
                                                                --------------






LIABILITIES:

Amount payable for securities purchased not yet received            58,273,310
Investment advisory fees payable                                        98,295
Accrued trustees' fees and expenses                                      2,929
Other accrued expenses                                                  58,738
                                                                --------------
    Total Liabilities                                               58,433,272
                                                                --------------

NET ASSETS                                                      $1,740,076,805
                                                                ==============



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------



                                                      FOR THE
                                                     YEAR ENDED
                                                   SEPTEMBER 30,
                                                        2004
                                                    -----------

INVESTMENT INCOME:

  Interest                                          $16,728,631


EXPENSES:

  Investment advisory fees                            1,111,256
  Legal fees                                             70,053
  Custodian fees                                         56,080
  Accrued trustees' fees and expenses                    43,045
  Audit and tax fees                                     31,522
  Other expenses                                         60,538
                                                    -----------
    Net expenses                                      1,372,494
                                                    -----------
  Net investment income                             $15,356,137
                                                    ===========




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




                                                          FOR THE YEAR ENDED SEPTEMBER 30,
                               -------------------------------------------------------------------------------

                                       2004               2003                  2002                2001
                               -------------------------------------------------------------------------------
OPERATIONS:

Net investment income          $     15,356,137     $     21,133,686     $     35,936,268     $     55,776,099
                               ----------------     ----------------     ----------------     ----------------

SHARE TRANSACTIONS:

Contributions                    19,946,138,962       23,125,578,782       21,009,192,889       14,570,843,742
Withdrawals                     (19,832,308,445)     (23,129,880,044)     (21,031,138,151)     (13,763,332,196)
                               ----------------     ----------------     ----------------     ----------------
  Net increase (decrease)
  in net assets resulting
  from beneficial interest
  transactions                      113,830,517           (4,301,262)         (21,945,262)         807,511,546
                               ----------------     ----------------     ----------------     ----------------

Total increase in net assets        129,186,654           16,832,424           13,991,006          863,287,645


NET ASSETS:

Beginning of period               1,610,890,151        1,594,057,727        1,580,066,721          716,779,076
                               ----------------     ----------------     ----------------     ----------------
End of period                  $  1,740,076,805     $  1,610,890,151     $  1,594,057,727     $  1,580,066,721
                               ================     ================     ================     ================

--------------------------------------------------------------------------------------------------------------


Financial Highlights:

Ratio to average net assets:
  Net expenses                             0.10%                0.09%                0.09%                0.10%
  Net investment income                    1.20%                1.27%                2.04%                4.82%

Total Return                               1.11%                1.28%                2.07%                5.21%
--------------------------------------------------------------------------------------------------------------

                                 FOR THE                FOR THE
                                  ELEVEN                PERIOD
                                  MONTHS                MAY 3,
                                   ENDED               1999 ***
                                 SEPTEMBER              THROUGH
                                     30,              OCTOBER 31,
                                    2000                  1999
                              ----------------       ----------------
OPERATIONS:

Net investment income         $     40,882,776       $      4,976,187
                              ----------------       ----------------

SHARE TRANSACTIONS:

Contributions                   10,194,540,639          1,913,721,258
Withdrawals                    (10,227,164,851)        (1,210,176,933)
                              ----------------       ----------------
  Net increase (decrease)
  in net assets resulting
  from beneficial interest
  transactions                     (32,624,212)           703,544,325
                              ----------------       ----------------


Total increase in net assets         8,258,564            708,520,512


NET ASSETS:

Beginning of period                708,520,512                      0
                              ----------------       ----------------
End of period                 $    716,779,076       $    708,520,512
                              ================       ================

--------------------------------------------------------------------------------

Financial Highlights:

Ratio to average net assets:
  Net expenses                            0.10%*                 0.15%*
  Net investment income                   6.12%*                 5.23%*

Total Return                              5.73%**                2.53%**

--------------------------------------------------------------------------------

*   - Annualized
**  - Unannualized
*** - Commencement of operations


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre  Institutional  Investors  Trust (the  "Trust")  (formerly  known as Ambac
Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES

Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES

Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust's former investment adviser, Cadre Financial Services, Inc. ("Cadre"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors", formerly known as PFMAM, Inc.), pursuant to which PFM agreed to purchase the investment advisory business of Cadre, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's investment advisory agreement (the "Agreement") with Cadre, the Trust's consent was required in order for the Agreement to be assigned to PFM in connection with the Transaction. On February 5, 2004, the Trust's Board of Trustees considered, and consented to, the assignment of the Agreement to PFM effective upon consummation of the Transaction. The Transaction was consummated on February 13, 2004, after which PFM began providing investment advisory services to the Trust.

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with PFM, whereby PFM provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between  $2,500,000,001 and  $3,000,000,000;  and 0.06% of its average daily net assets in excess of $3,000,000,000.

PFM Fund Distributors (the "Distributor") acts as the exclusive distributor of the Trust's shares. PFM Fund Distributors is not compensated for its services directly by the Portfolio.

Certain officers of the Trust may be officers or employees of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee and Nominating Committee meeting they attend. The Chairman of the Audit
Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

CADRE INSTITUTIONAL INVESTORS TRUST
TRUSTEES AND OFFICERS
(Unaudited)
--------------------------------------------------------------------------------

The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

                                                           TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                   SERVED                                                  IN FUND
                                  SINCE AND                                                COMPLEX
     NAME, POSITION WITH           DATE OF               PRINCIPAL OCCUPATIONS            OVERSEEN           OTHER DIRECTORSHIPS
      TRUST, AND ADDRESS            BIRTH                DURING PAST FIVE YEARS          BY TRUSTEE            HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
     Michael P. Flanagan,          2002 -          Executive Director, Michigan             10           Michigan Society of Assoc.
      Chairman & Trustee         Chairman,      Association of School Administrators                     Executives; North Central
     4719 Thornapple Lane          2000 -             (01/01-Present); County                           Assoc. Executives; Michigan
      Lansing, MI 48917           Trustee         Superintendent, Wayne Regional                          Non-Profit Association
                                  (8/19/49)     Educational Services (01/94-12/00)
-----------------------------------------------------------------------------------------------------------------------------------
     Richard J. Anderson,          2001             Associate Executive Director            10                      N/A
           Trustee               (5/19/43)      Federation Member Services, National
       1680 Duke Street                       School Boards Assoc. (03/02-Current);
     Alexandria, VA 22314                      Executive Director, Minnesota School
                                                   Boards Assoc. (01/89-02/02)
-----------------------------------------------------------------------------------------------------------------------------------
       Harvey A. Fein,             1997            V.P. Finance & Chief Financial           10                      N/A
           Trustee               (8/25/46)           Officer, Molina Healthcare
    One Golden Shore Drive
     Long Beach, CA 90802
-----------------------------------------------------------------------------------------------------------------------------------
      Russell E. Galipo,           1997                       Retired                       10                      N/A
           Trustee               (5/2/32)
      4538 Alpine Drive
      Lakeland, FL 33801
-----------------------------------------------------------------------------------------------------------------------------------
     C. Roderick O'Neil,           1997             Chairman, O'Neil Associates             10         Beckman Coulter, Inc.; Fort
           Trustee              (1/26/31)                 (1987-Present)                               Dearborn Income Securities,
         P.O. Box 405                                                                                     Inc.; Optimum Q Funds; S.
    Glastonbury, CT 06073                                                                                  Bushnell Memorial Hall;
                                                                                                      Hartford Foundation for Public
                                                                                                       Giving; Riverfront Recapture,
                                                                                                                    Inc.
-----------------------------------------------------------------------------------------------------------------------------------
  William J. Reynolds, Esq.,       1998                       Retired                       10                      N/A
           Trustee              (4/19/23)
      51 Fox Run Court
    Newington, CT 06111
-----------------------------------------------------------------------------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
TRUSTEES AND OFFICERS (CONTINUED)
(Unaudited)
--------------------------------------------------------------------------------

                              TRUSTEES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
       Brian M. Marcel,              2004          Assistant Superintendent Business           10        Michigan Liquid Asset Fund
           Trustee                 (6/15/62)        Services, Washtenaw Independent                            Plus (Chairman)
       1042 Town Trail                              School District (1994 - Present)
     Pinckney, MI 48169
-----------------------------------------------------------------------------------------------------------------------------------
    Jack G. Williams, Jr.,           2004          Mortgage Banker, Greater Northern           10        Minnesota School District
           Trustee                 (3/12/52)      Financial (2002 - Present), Realtor,                    Liquid Asset Fund Plus,
     611 Rum River Drive                         Century 21 - Moline (2001 - Present),                 Cambridge-Isanti Independent
     Cambridge, MN 55008                          Consultant Administrator, Mission NH                 School District # 911 School
                                                 (2001-2002), Administrator, Elim Home                   Board, Oakland Vocational
                                                          - Milaca (1996-2001)                            Corporation, Minnesota
                                                                                                         School Boards Association
-----------------------------------------------------------------------------------------------------------------------------------

                                                  OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                   SERVED                                                  IN FUND
                                  SINCE AND                                                COMPLEX
     NAME, POSITION WITH          (DATE OF               PRINCIPAL OCCUPATIONS            OVERSEEN           OTHER DIRECTORSHIPS
      TRUST, AND ADDRESS            BIRTH)               DURING PAST FIVE YEARS          BY OFFICER            HELD BY OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
      Martin P. Margolis,           2004         President, PFM Asset Management LLC          N/A          Commonwealth Cash Reserve
           President              (7/22/44)      (2001 - Present); Managing Director,                             Fund, Inc.
  One Keystone Plaza, Ste 300                     Public Financial Management, Inc.
  North Front & Market Streets                            (1986 to Present)
      Harrisburg, PA 17101
-----------------------------------------------------------------------------------------------------------------------------------
      Debra J. Goodnight,           2004         Secretary, PFM Asset Management LLC          N/A                     N/A
           Treasurer              (4/3/55)       (2001 - Present); Managing Director,
  One Keystone Plaza, Ste 300                     Public Financial Management, Inc.
  North Front & Market Streets                            (1991 to Present)
      Harrisburg, PA 17101
-----------------------------------------------------------------------------------------------------------------------------------
      Timothy P. Sullivan,          2004             Managing Director, PFM Asset             N/A                     N/A
           Secretary              (5/29/69)       Management LLC (2004 to Present);
       905 Marconi Avenue                       First Vice President, Cadre Financial
      Ronkonkoma, NY 11779                          Services, Inc. (1986 to 2004)
-----------------------------------------------------------------------------------------------------------------------------------
        Carolyn Osiecki,            2003        Senior Managing Consultant, PFM Asset         N/A                     N/A
      Assistant Treasurer         (4/29/64)       Management LLC (2004 to Present);
       905 Marconi Avenue                           Assistant Vice President, Sr.
      Ronkonkoma, NY 11779                      Accountant, Cadre Financial Services,
                                                                 Inc.
                                                            (1995-Present)
-----------------------------------------------------------------------------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
TRUSTEES AND OFFICERS (CONTINUED)
(Unaudited)
--------------------------------------------------------------------------------

                              OFFICERS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
        Daniel R. Hess,              2004          Compliance and Financial Reporting         N/A                     N/A
       Assistant Treasurer        (10/18/74)       Manager, PFM Asset Management LLC
   One Keystone Plaza, Ste 300                     (2001 to Present); Senior Auditor,
  North Front & Market Streets                    PricewaterhouseCoopers LLP (1998 to
      Harrisburg, PA 17101                                       2001)
-----------------------------------------------------------------------------------------------------------------------------------
  Jennifer L. Scheffel, Esq.,        2004        Senior Managing Consultant, PFM Asset        N/A                     N/A
      Assistant Secretary          (11/6/72)       Management LLC (2004 to Present);
      905 Marconi Avenue                            Assistant Vice President, Ambac
     Ronkonkoma, NY 11779                            Financial Group, Inc. (2004);
                                                    Assistant Vice President, Chief
                                                  Compliance Officer, Cadre Financial
                                                 Services, Inc. (2002-2004); PlusFunds
                                                    Group, Inc. (2001-2002); Cozen &
                                                  O'Conner (2000-2001); Bronx District
                                                     Attorney's Office (1997-2000)
-----------------------------------------------------------------------------------------------------------------------------------

Each trustee is an Independent Trustee and is paid fees by the Trust. The Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the chairman receives an annual retainer of $2,000. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating and Governance Committee receiving an additional $1,000 annual fee. For the year ended September 30, 2004, such fees totaled $62,500.

The Audit Committee is comprised of Richard J. Anderson, Harvey A. Fein and Russell E. Galipo. The Board of Trustees has determined that Mr. Fein is an audit committee financial expert. The function of the Audit Committee is to recommend to the Board of Trustees' independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held 3 meetings during the fiscal year ending September 30, 2004. The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Nominating and Governance Committee is comprised Richard J. Anderson, William J. Reynolds, Michael P. Flanagan and Russell E. Galipo. The Nominating and Governance Committee held 2 meetings during the fiscal year ending September 30, 2004.

Officers of the Trust receive no compensation from the Trust. As of September 30, 2004, the Trustees and officers of the Trust, as a group, owned no outstanding shares of the Trust and the Fund.

CADRE INSTITUTIONAL INVESTORS TRUST
PROXY VOTING RESULTS
(Unaudited)
--------------------------------------------------------------------------------

At  a  special   meeting  of  shareholders  on  February  5,  2004,  the  Funds'
shareholders voted on a proposal to appoint PFM Asset Management LLC as investment adviser to the Portfolio. This new agreement was proposed because Cadre Financial Services, Inc. ("Cadre") had entered into an agreement pursuant to which PFM, subject to certain conditions, would acquire the fund management and administration business of Cadre, and it was expected that Cadre would cease its operations as soon as practicable after the acquisition. The number of shares voted on this proposal are as follows:

                         NUMBER  OF       % OF OUTSTANDING     % OF SHARES
                            SHARES             SHARES              VOTED
                        -------------      -------------       -------------
         For            1,337,492,794             96.79%              99.65%
         Against            4,749,094              0.34%               0.35%
         Abstain                   --                --                  --
                        -------------      -------------       -------------
         Total          1,342,241,888             97.13%             100.00%


     PORTFOLIO TOTALS:

         Record Total        1,381,856,447

         Voted Shares        1,342,241,888

         Percent Voted              97.13%

                             THIS PAGE INTENTIONALLY
                                   LEFT BLANK

                             THIS PAGE INTENTIONALLY
                                   LEFT BLANK

--------------------------------------------------------------------------------

INVESTMENT ADVISER, ADMINISTRATOR AND
  TRANSFER AGENT
     PFM Asset Management LLC
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101

     905 Marconi Avenue
     Ronkonkoma, NY 11779


DISTRIBUTOR
     PFM Fund Distributors, Inc.
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101


CUSTODIAN
     U.S. Bank, National Association
     U.S. Bank Place
     601 Second Avenue South
     Minneapolis, Minnesota 55402


INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM
     KPMG LLP
     1601 Market Street
     Philadelphia, Pennsylvania 19103


COUNSEL
     Schulte Roth & Zabel
     919 Third Avenue
     New York, New York 10022

                                     [LOGO]
                                     CADRE
                                 INSTITUTIONAL
                                   INVESTORS
                                     TRUST


FUND INFORMATION:
1-800-221-4524

WWW.CIITFUNDS.COM
WWW.CIITAFFINITY.COM

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund's proxy voting guidelines either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2004 either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. A COPY OF THIS CODE OF ETHICS IS ATTACHED AS EX-99.CODE ETH PURSUANT TO ITEM 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DESIGNATED HARVEY A. FEIN AS THE REGISTRANT'S AUDIT COMMITTEE FINANCIAL EXPERT. MR. FEIN IS DEEMED TO BE "INDEPENDENT" FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD OF TRUSTEES); AND (2) HE IS NOT AN "INTERESTED PERSON" OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANTS PRINCIPAL ACCOUNTANT FOR THE SERVICES LISTED BELOW WERE AS FOLLOWS:

                                   FISCAL YEAR                   FISCAL YEAR
                                      ENDED                         ENDED
                                     9/30/04                       9/30/03
                                    --------                      --------

(a)  AUDIT FEES:                    $ 95,900                      $ 88,000

(b) AUDIT-RELATED FEES:             $      0                      $      0

(c) TAX FEES:                       $ 37,500                      $ 35,700

(d) ALL OTHER FEES:                 $      0                      $      0

(e) (1) THE  REGISTRANT'S  AUDIT COMMITTEE  OPERATES  PURSUANT TO AN AMENDED AND
RESTATED AUDIT COMMITTEE CHARTER WHICH WAS MOST RECENTLY APPROVED BY THE REGISTRANT'S BOARD OF DIRECTORS ON NOVEMBER 18, 2004. INCLUDED IN THE REGISTRANT'S AUDIT COMMITTEE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE BEAR DIRECT RESPONSIBILITY FOR THE APPOINTMENT, COMPENSATION, RETENTION AND OVERSIGHT OF THE REGISTRANT'S INDEPENDENT AUDITORS FOR THE PURPOSE OF PREPARING OR ISSUING AN AUDIT REPORT OR PERFORMING OTHER AUDIT, REVIEW OR ATTEST SERVICES, INCLUDING SETTING THE COMPENSATION OF THE INDEPENDENT AUDITORS FOR SUCH
SERVICES. THE AUDIT COMMITTEE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE PRE-APPROVE (1) ALL AUDIT AND NON-AUDIT SERVICES THAT THE INDEPENDENT AUDITORS PROVIDE TO THE REGISTRANT AND (2) ALL NON-AUDIT SERVICES THAT THE INDEPENDENT AUDITORS PROVIDE TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT, IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT.

(e)(2) THE ONLY NON-AUDIT SERVICES BILLED BY THE REGISTRANT'S ACCOUNTANT TO THE REGISTRANT RELATE SOLELY TO TAX SERVICES, WHICH ARE DISCLOSED IN ITEM 4(c) ABOVE. ALL TAX SERVICES PROVIDED BY THE REGISTRANT'S ACCOUNTANT TO THE REGISTRANT WERE APPROVED BY THE REGISTRANT'S AUDIT COMMITTEE.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT'S PRINCIPAL ACCOUNTANT'S FULL-TIME EMPLOYEES.

(g) THE AGGREGATE AMOUNT OF NON-AUDIT FEES BILLED BY THE REGISTRANT'S ACCOUNTANT FOR SERVICES RENDERED TO THE REGISTRANT RELATE SOLELY TO TAX SERVICES AND ARE DISCLOSED IN ITEM 4(c) ABOVE.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) THE REGISTRANT HAS ESTABLISHED AN AUDIT COMMITTEE FOR THE PURPOSE OF OVERSEEING THE ACCOUNTING AND FINANCIAL REPORTING PROCESSES OF THE REGISTRANT AND AUDITS OF THE FINANCIAL STATEMENTS OF THE REGISTRANT IN ACCORDANCE WITH
SECTION 3(a)(58)(A) OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED ("THE EXCHANGE ACT"). AT A MEETING OF THE AUDIT COMMITTEE ON NOVEMBER 18, 2004, THE AUDIT COMMITTEE APPROVED THE AMENDED AND RESTATED AUDIT COMMITTEE CHARTER.

TO BE ELIGIBLE TO SERVE AS A MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE, A TRUSTEE MUST BE AN "INDEPENDENT TRUSTEE", WHICH TERM SHALL MEAN A TRUSTEE (1) WHO IS NOT AN "INTERESTED PERSON", AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE 1940 ACT, AS AMENDED, OF THE REGISTRANT; AND (2) WHO HAS NOT ACCEPTED DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR OTHER COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN FEES FOR SERVING AS A TRUSTEEE OR COMMITTEE MEMBER). THE REGISTRANT'S AUDIT COMMITTEE MEMBERS ARE:

RICHARD J. ANDERSON
HARVEY A. FEIN
RUSSELL E. GALIPO

(b) NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS

NOT APPLICABLE; THE REGISTRANT'S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE ANNUAL REPORTS TO SHAREHOLDERS WHICH ARE INCLUDED IN ITEM 1 OF THIS FILING.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

ITEM 10. CONTROLS AND PROCEDURES.

(a) DISCLOSURE CONTROLS AND PROCEDURES. THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) INTERNAL CONTROL OVER FINANCIAL REPORTING. THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT HAS
MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

(a) (1) THE REGISTRANTS CODE OF ETHICS THAT WAS FORMALLY ADOPTED ON SEPTEMBER 17, 2003 IS ATTACHED AS EX-99.CODE ETH.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 302 OF THE
SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30A-2 OF THE 1940 ACT ARE ATTACHED AS EX-99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30A-2(B) OF THE 1940 ACT ARE ATTACHED AS EX-99.CERT 906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Martin P. Margolis
                         -------------------------------------------------------
                           Martin P. Margolis, President

Date    12/9/2004
    ----------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Martin P. Margolis
                         -------------------------------------------------------
                           Martin P. Margolis, President

Date    12/9/2004
    ----------------------

By (Signature and Title)*  /s/ Debra J. Goodnight
                         -------------------------------------------------------
                           Debra J. Goodnight, Treasurer

Date    12/9/2004
    ----------------------


* Print the name and title of each signing officer under his or her signature.